Goodwill and intangible assets - Goodwill and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	£ 203	£ 91	[1]	£ 83
Amortisation	16	25	[2]	£ 64	[2]
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	203	91
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	198	87
Capitalisation, intangible assets other than goodwill	120	47
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(78)	(13)
Amortisation	£ 91	£ 34

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.